Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment
Property and equipment, net consists of the following (in thousands):

	March 31, 2023	December 31, 2022
Construction in progress	$689	$689
Furniture	118	118
Computers and equipment	77	77
Leasehold improvements	55	55

Property and equipment, gross	939	939
Less: Accumulated depreciation	(177)	(167)

Property and equipment, net	$762	$772

Property and equipment consisted of the following as of December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Computers & equipment	$77	$77
Furniture	118	118
Leasehold improvements	55	48
Construction in progress	689	689

Property and equipment, gross	939	932
Less: Accumulated depreciation	(167)	(127)

Property and equipment, net	$772	$805

Accrued expenses Textblock
Accrued expenses consists of the following (in thousands):

	March 31, 2023	December 31, 2022
Accrued professional service fees	$3,405	$2,024
Accrued sales and marketing costs	1,525	574
Accrued research and development costs	789	459
Accrued others	960	79

Accrued expenses	$6,679	$3,136